SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revision of statement of income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of income:
Net operating revenue	R$ 27,725,527	R$ 25,772,305	R$ 29,441,332
Operaing Expenses	(20,441,343)	(9,852,006)	(25,914,836)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	7,284,184	15,920,299	3,526,496
Financial Result	(2,081,026)	(1,374,631)	(1,736,116)
Income before income tax and social contribution	6,368,606	15,930,518	2,957,864
Net profit from continuing	7,458,868	13,446,800	1,447,230
Net Income (Loss) for Net income of Discontinued Operations	3,284,975	(99,223)	(3,172,921)
Net income in the year	R$ 10,743,843	13,347,577	R$ (1,725,691)
Previously reported
Statement of income:
Net operating revenue		24,975,747
Operaing Expenses		(11,039,284)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT		13,936,463
Financial Result		(578,073)
Income before income tax and social contribution		14,743,240
Net profit from continuing		12,259,522
Net Income (Loss) for Net income of Discontinued Operations		1,088,055
Net income in the year		13,347,577
Restatement adjustment
Statement of income:
Net operating revenue		796,558
Operaing Expenses		1,187,278
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT		1,983,836
Financial Result		(796,558)
Income before income tax and social contribution		1,187,278
Net profit from continuing		1,187,278
Net Income (Loss) for Net income of Discontinued Operations		(1,187,278)
After adjustment
Statement of income:
Net operating revenue		25,772,305
Operaing Expenses		(9,852,006)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT		15,920,299
Financial Result		(1,374,631)
Income before income tax and social contribution		15,930,518
Net profit from continuing		13,446,800
Net Income (Loss) for Net income of Discontinued Operations		(99,223)
Net income in the year		R$ 13,347,577